Equity (Summary of RSUs and PSUs activity) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of RSUs and PSUs
Unvested outstanding as of December 31, 2017 | shares	302,163
Granted | shares	1,357,825
Vested | shares	(97,591)
Forfeited | shares	(139,510)
Unvested outstanding as of December 31, 2018 | shares	1,422,887
Weighted Average Grant Date Fair Value
Unvested outstanding as of December 31, 2017 | $ / shares	$ 30.88
Granted | $ / shares	19.75
Vested | $ / shares	43.67
Forfeited | $ / shares	22.85
Unvested outstanding as of December 31, 2018 | $ / shares	$ 20.17